Disclosure of material accounting policy information: Accounting policy for Flow-through shares (Policies)	12 Months Ended
Jan. 31, 2025
Policies
Accounting policy for Flow-through shares

Flow-through shares

Under Canadian income tax legislation, a corporation is permitted to issue shares whereby the Corporation agrees to incur qualifying expenditures and renounce the related income tax deductions to the investors. To account for flow-through shares, the Company allocates total proceeds from the issuance of flow-through shares between the offering of shares and the sale of tax benefits.

The total amount allocated to the offering of shares is based on the quoted price of the underlying shares. In situations where there is an absence of compelling evidence supporting a comparable value of the underlying shares, the Company allocates management’s estimate of the prevailing flow-through premium in current market conditions at the time of issuance to the sale of tax benefits. The amount which is allocated to the sale of tax benefits is recorded as a liability and is reversed proportionately and recognized as after-tax income when the tax benefits are renounced. The tax effect of the renunciation is recorded at the time the Company makes the renunciation, which may differ from the effective date of renunciation. On renunciation the value of the tax assets renounced is recorded as a deferred tax expense.